Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of classes of share capital
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2021, 2022 and 2023. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2021	2022	2023
Balance at beginning of the fiscal year	1,261,058,781	1,261,058,781	1,261,081,781

Issuance of new shares	—	23,000	—

Balance at end of the fiscal year	1,261,058,781	1,261,081,781	1,261,081,781

Summary of dividends
Dividends whose record date falls in the fiscal years ended March 31, 2022 and 2023, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors’ meeting held on May 10, 2022	Common stock	43,295	Retained earnings	35.00	March 31, 2022	June 3, 2022
Board of Directors’ meeting held on April 28, 2023	Common stock	49,380	Retained earnings	40.00	March 31, 2023	June 5, 2023

Summary Of Changes In Accumulated Other Comprehensive Income By Item Explanatory
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Balance at April 1, 2020	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2021
Changes in equity instruments measured at fair value through other comprehensive income	(8,882)	144,544	6,085	(2,125)	139,622
Changes in debt instruments measured at fair value through other comprehensive income	985,234	(179,251)	—	458,754	1,264,737
Cash flow hedges	1,248	51	—	—	1,299
Remeasurement of defined benefit pension plans	—	11,555	(11,555)	—	—
Exchange differences on translating foreign operations	—	113,771	—	130	113,901
Insurance contract valuation adjustments	1,973	(2,537)	—	476	(88)
Share of other comprehensive income of investments accounted for using the equity method	(97)	885	(2)	—	786

Total	979,476	89,018	(5,472)	457,235	1,520,257

	Yen in millions
	Balance at April 1, 2021	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income	139,622	(106,426)	(5,784)	27,412
Changes in debt instruments measured at fair value through other comprehensive income	1,264,737	(416,904)	—	847,833
Cash flow hedges	1,299	4,735	—	6,034
Remeasurement of defined benefit pension plans	—	33,641	(33,641)	—
Exchange differences on translating foreign operations	113,901	223,777	—	337,678
Insurance contract valuation adjustments	(88)	599	—	511
Share of other comprehensive income of investments accounted for using the equity method	786	2,078	—	2,864

Total	1,520,257	(258,500)	(39,425)	1,222,332

	Yen in millions
	Balance at April 1, 202 2	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 202 3
Changes in equity instruments measured at fair value through other comprehensive income	27,412	(36,862)	298	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income	847,833	(884,678)	—	(36,845)
Cash flow hedges	6,034	12,379	—	18,413
Remeasurement of defined benefit pension plans	—	18,891	(18,891)	—
Exchange differences on translating foreign operations	337,678	175,525	—	513,203
Insurance contract valuation adjustments	511	1,714	—	2,225
Share of other comprehensive income of investments accounted for using the equity method	2,864	3,699	—	6,563

Total	1,222,332	(709,332)	(18,593)	494,407

Summary of analysis of other comprehensive income by item
Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022	2023
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	191,122	(139,511)	(45,708)

Total before tax	191,122	(139,511)	(45,708)
Tax expense or (benefit)	(46,382)	33,085	8,846

Net of tax	144,740	(106,426)	(36,862)
Remeasurement of defined benefit pension plans
Amount incurred during the year	17,856	43,134	27,136

Total before tax	17,856	43,134	27,136
Tax expense or (benefit)	(6,301)	(9,493)	(8,245)

Net of tax	11,555	33,641	18,891
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	98	869	197

Total before tax	98	869	197
Tax expense or (benefit)	(11)	(292)	(52)

Net of tax	87	577	145

Total	156,382	(72,208)	(17,826)

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022	2023
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(285,504)	(572,692)	(1,223,450)
Reclassification to profit or loss	(98)	(6,408)	(5,300)

Total before tax	(285,602)	(579,100)	(1,228,750)
Tax expense or (benefit)	80,053	162,196	344,072

Net of tax	(205,549)	(416,904)	(884,678)
Cash flow hedges
Amount incurred during the year	7,481	(7,703)	(12,975)
Reclassification to profit or loss	(7,228)	14,529	30,813

Total before tax	253	6,826	17,838
Tax expense or (benefit)	(202)	(2,091)	(5,459)

Net of tax	51	4,735	12,379
Insurance contract valuation adjustments
Amount incurred during the year	(3,081)	807	2,463
Reclassification to profit or loss	(39)	(10)	(83)

Total before tax	(3,120)	797	2,380
Tax expense or (benefit)	—	(198)	(666)

Net of tax	(3,120)	599	1,714
Exchange differences on translating foreign operations
Amount incurred during the year	115,304	227,017	177,645
Reclassification to profit or loss	17	(742)	630

Total before tax	115,321	226,275	178,275
Tax expense or (benefit)	—	—	—

Net of tax	115,321	226,275	178,275
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	798	1,501	3,554
Reclassification to profit or loss	—	—	—

Total before tax	798	1,501	3,554
Tax expense or (benefit)	—	—	—

Net of tax	798	1,501	3,554

Total	(92,499)	(183,794)	(688,756)

Total other comprehensive income	63,883	(256,002)	(706,582)